Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,759,000
Previously Paid Amount	0.00
Total Fee Amount	881.70
Total Offset Amount	0.00
Net Fee	881.70
Narrative - Max Aggregate Offering Price	$ 5,759,000
Final Prospectus	true